Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Nature of Operations
Schedule of principal subsidiaries

	Equity	Place and Date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO Nextev Limited (“NIO HK”) (formerly known as Nextev Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Holding Co., Ltd. ("NIO Holding") (formerly known as NIO (Anhui) Holding Co., Ltd.)	100%	Anhui, PRC, November 2017	Headquarter and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO Automobile (Anhui) Co., Ltd. ("NIO AH")	100%	Anhui, PRC, August 2020	Industrialization and technology development
NIO Automobile Technology (Anhui) Co., Ltd. (“NIO R&D”)	100%	Anhui, PRC, August 2020	Design and technology development
NIO Financial Leasing Co., Ltd. ("NIO Leasing")	100%	Shanghai, PRC, August 2018	Financial Leasing
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
XPT Technology Limited (“XPT Technology”)	100%	Hong Kong, April 2016	Investment holding
XPT Inc. (“XPT US”)	100%	United States, April 2016	Technology development
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
NIO Norway AS (“NIO NO”)	100%	Norway, January 2021	Investment holding and sales and after sales management
NEU Battery Asset Co., Ltd. (“BAC Cayman”)	100%	Cayman Islands, May 2021	Investment holding
NEU Battery Asset (Hong Kong) Co.Limited (“BAC HK”)	100%	Hong Kong, July 2021	Investment holding
Instant Power Europe B.V. (“BAC NL”) Co., Limited	100%	Netherlands, June 2021	Battery Subscription Service
NIO Nextev Europe Holding B.V.(“NIO NL”)	100%	Netherlands, December 2020	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery pack
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NIO User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
NIO Sales and Services Co., Ltd. ("UE CNHC") (formerly known as Shanghai NIO Sales and Service Co., Ltd. )	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”)	50%	Nanjing, PRC, June 2017	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding

Schedule of variable interest entities

Place and Date of incorporation
VIE and VIE’s subsidiaries	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	BVI, October 2014
Beijing NIO Network Technology Co., Ltd. (“Beijing NIO”)	Beijing, PRC, July 2017